UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2022

% of fund's investments
0.01 - 0.99%	87.0
1 - 1.99%	1.6
2 - 2.99%	7.2
3 - 3.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations*	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$9,086,817	$10,365,273
2% 1/15/26	9,442,522	10,565,883
2.375% 1/15/25	14,637,875	16,229,526
2.375% 1/15/27	9,491,305	10,985,871
2.5% 1/15/29	7,723,372	9,374,176
3.625% 4/15/28	9,317,127	11,771,686
3.875% 4/15/29	10,945,408	14,437,576
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	24,860,314	26,056,989
0.125% 10/15/24	21,986,532	22,949,783
0.125% 4/15/25	18,177,115	18,943,511
0.125% 10/15/25	22,135,843	23,142,858
0.125% 4/15/26	16,151,656	16,820,931
0.125% 7/15/26	20,937,616	21,961,054
0.125% 10/15/26	23,588,902	24,696,795
0.125% 1/15/30	21,856,093	22,999,156
0.125% 7/15/30	24,209,852	25,687,081
0.125% 1/15/31	24,798,569	26,259,115
0.125% 7/15/31	25,608,749	27,252,789
0.125% 1/15/32	17,931,586	19,083,022
0.25% 1/15/25	22,728,867	23,810,394
0.25% 7/15/29	19,407,162	20,658,519
0.375% 7/15/23	27,816,733	29,159,229
0.375% 7/15/25	23,873,622	25,248,328
0.375% 1/15/27	18,526,801	19,554,308
0.375% 7/15/27	21,545,340	22,841,154
0.5% 4/15/24	15,354,429	16,104,838
0.5% 1/15/28	20,950,480	22,347,405
0.625% 4/15/23	25,547,438	26,598,761
0.625% 1/15/24	27,374,805	28,788,675
0.625% 1/15/26	20,009,603	21,297,237
0.75% 7/15/28	18,305,934	19,981,509
0.875% 1/15/29	15,499,224	17,039,291
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $627,712,770)		653,012,723
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.31% (a)
(Cost $1,050,646)	1,050,436	1,050,646
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $628,763,416)		654,063,369
NET OTHER ASSETS (LIABILITIES) - 0.0%		(259,725)
NET ASSETS - 100%		$653,803,644

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$12,118,580	$47,841,222	$58,909,156	$1,468	$--	$--	$1,050,646	0.0%
Total	$12,118,580	$47,841,222	$58,909,156	$1,468	$--	$--	$1,050,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$653,012,723	$--	$653,012,723	$--
Money Market Funds	1,050,646	1,050,646	--	--
Total Investments in Securities:	$654,063,369	$1,050,646	$653,012,723	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $627,712,770)	$653,012,723
Fidelity Central Funds (cost $1,050,646)	1,050,646
Total Investment in Securities (cost $628,763,416)		$654,063,369
Receivable for investments sold		12,149,674
Receivable for fund shares sold		13,861
Interest receivable		1,025,009
Distributions receivable from Fidelity Central Funds		189
Total assets		667,252,102
Liabilities
Payable for investments purchased	$13,107,513
Payable for fund shares redeemed	340,862
Other payables and accrued expenses	83
Total liabilities		13,448,458
Net Assets		$653,803,644
Net Assets consist of:
Paid in capital		$584,251,174
Total accumulated earnings (loss)		69,552,470
Net Assets		$653,803,644
Net Asset Value, offering price and redemption price per share ($653,803,644 ÷ 6,272,726 shares)		$104.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Interest		$26,465,430
Income from Fidelity Central Funds		1,468
Total income		26,466,898
Expenses
Custodian fees and expenses	$(945)
Independent directors' fees and expenses	1,952
Miscellaneous	8
Total expenses		1,015
Net investment income (loss)		26,465,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,669,762
Total net realized gain (loss)		32,669,762
Change in net unrealized appreciation (depreciation) on investment securities		(53,978,294)
Net gain (loss)		(21,308,532)
Net increase (decrease) in net assets resulting from operations		$5,157,351

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,465,883	$59,944,986
Net realized gain (loss)	32,669,762	36,465,185
Change in net unrealized appreciation (depreciation)	(53,978,294)	(27,057,952)
Net increase (decrease) in net assets resulting from operations	5,157,351	69,352,219
Distributions to shareholders	(86,450,824)	(19,698,943)
Affiliated share transactions
Proceeds from sales of shares	53,813,084	206,926,540
Reinvestment of distributions	86,450,819	19,698,943
Cost of shares redeemed	(582,507,285)	(695,183,568)
Net increase (decrease) in net assets resulting from share transactions	(442,243,382)	(468,558,085)
Total increase (decrease) in net assets	(523,536,855)	(418,904,809)
Net Assets
Beginning of period	1,177,340,499	1,596,245,308
End of period	$653,803,644	$1,177,340,499
Other Information
Shares
Sold	496,148	1,862,396
Issued in reinvestment of distributions	810,745	180,614
Redeemed	(5,408,901)	(6,322,143)
Net increase (decrease)	(4,102,008)	(4,279,133)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$113.48	$108.93	$102.91	$100.18	$102.20	$103.10
Income from Investment Operations
Net investment income (loss)A,B	2.839	5.098	1.359	2.057	3.299	1.870
Net realized and unrealized gain (loss)	(3.039)	1.090	6.303	3.622	(2.914)	(2.160)
Total from investment operations	(.200)	6.188	7.662	5.679	.385	(.290)
Distributions from net investment income	(7.046)	(.222)	(.389)	(.463)	(.325)	(.165)
Distributions from net realized gain	(2.004)	(1.416)	(1.253)	(2.486)	(2.080)	(.445)
Total distributions	(9.050)	(1.638)	(1.642)	(2.949)	(2.405)	(.610)
Net asset value, end of period	$104.23	$113.48	$108.93	$102.91	$100.18	$102.20
Total ReturnC,D	(.24)%	5.74%	7.55%	5.84%	.38%	(.27)%
Ratios to Average Net AssetsB,E,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	5.18%H	4.60%	1.30%	2.05%	3.29%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$653,804	$1,177,340	$1,596,245	$1,381,659	$1,123,053	$969,371
Portfolio turnover rateI	28%H	24%	41%	53%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than $.0005 per share.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,810,604
Gross unrealized depreciation	(3,517,808)
Net unrealized appreciation (depreciation)	$25,292,796
Tax cost	$628,770,573

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Inflation-Protected Bond Index Central Fund	9,344

5. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Inflation-Protected Bond Index Central Fund	.0002%
Actual		$1,000.00	$997.60	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IPB-SANN-0522
1.938136.110

Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2022
U.S. Government and U.S. Government Agency Obligations	54.9%
AAA	7.3%
AA	1.2%
A	8.0%
BBB	22.8%
BB and Below	5.0%
Not Rated	2.6%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of March 31, 2022*,**
Corporate Bonds	33.8%
U.S. Government and U.S. Government Agency Obligations	54.9%
Asset-Backed Securities	6.1%
CMOs and Other Mortgage Related Securities	5.9%
Municipal Bonds	0.7%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.8)%

 * Foreign investments - 10.9%

 ** Futures and Swaps - 0.9%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	89.1%
Cayman Islands	4.6%
United Kingdom	1.8%
Mexico	1.3%
Ireland	0.7%
Switzerland	0.6%
France	0.4%
Italy	0.2%
Germany	0.2%
Other	1.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33	$53,719,000	$47,726,344
3.8% 12/1/57	93,061,000	84,903,273
4.3% 2/15/30	13,106,000	13,847,484
4.45% 4/1/24	2,179,000	2,242,525
4.75% 5/15/46	10,000,000	10,860,828
4.9% 6/15/42	5,000,000	5,394,737
6.2% 3/15/40	7,609,000	9,107,347
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	54,003,342
3% 3/22/27	5,629,000	5,563,236
3.15% 3/22/30	9,123,000	8,972,246
4.862% 8/21/46	27,196,000	31,204,704
5.012% 4/15/49	3,772,000	4,415,568
		278,241,634
Entertainment - 0.4%
Magallanes, Inc.:
3.428% 3/15/24 (a)	18,446,000	18,547,122
3.638% 3/15/25 (a)	10,102,000	10,163,379
3.755% 3/15/27 (a)	19,757,000	19,721,037
4.054% 3/15/29 (a)	6,847,000	6,880,959
4.279% 3/15/32 (a)	9,097,000	9,137,470
5.05% 3/15/42 (a)	10,712,000	10,926,564
5.141% 3/15/52 (a)	8,456,000	8,651,288
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	8,299,464
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	25,065,378
3.8% 5/13/60	25,000,000	25,156,373
		142,549,034
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	11,387,221
4.464% 7/23/22	28,212,000	28,315,432
4.908% 7/23/25	18,965,000	19,666,916
5.25% 4/1/53	28,921,000	29,116,053
5.375% 5/1/47	71,848,000	73,564,523
5.5% 4/1/63	11,421,000	11,488,635
5.75% 4/1/48	11,687,000	12,424,861
6.484% 10/23/45	9,303,000	10,590,380
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,874,640
3.4% 4/1/30	6,970,000	7,060,947
3.75% 4/1/40	2,448,000	2,464,189
3.9% 3/1/38	5,001,000	5,150,898
4.65% 7/15/42	11,795,000	12,960,028
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	14,329,567
4.65% 5/15/50	39,956,000	38,726,705
Fox Corp.:
4.03% 1/25/24	6,266,000	6,396,943
4.709% 1/25/29	9,069,000	9,681,971
5.476% 1/25/39	8,943,000	10,124,384
5.576% 1/25/49	5,934,000	6,897,458
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	18,221,849
5.5% 9/1/41	8,397,000	8,716,775
5.875% 11/15/40	7,566,000	8,131,254
6.55% 5/1/37	73,937,000	85,029,749
6.75% 6/15/39	10,675,000	12,377,168
7.3% 7/1/38	16,247,000	19,725,227
		469,423,773
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27 (a)	21,204,000	20,871,330
3.8% 3/15/32 (a)	18,504,000	18,360,716
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	25,540,000	25,689,289
3.875% 4/15/30	36,970,000	37,111,933
4.375% 4/15/40	5,513,000	5,536,392
4.5% 4/15/50	10,830,000	10,956,233
		118,525,893

TOTAL COMMUNICATION SERVICES		1,008,740,334

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	16,320,581
3.45% 4/10/22	1,250,000	1,250,425
4% 1/15/25	14,536,000	14,714,621
4.25% 5/15/23	9,840,000	9,959,798
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	24,305,000	24,335,865
3.125% 5/12/23 (a)	21,172,000	21,315,814
		87,897,104
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	253,472
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,526,015
3.5% 7/1/27	7,113,000	7,229,286
3.6% 7/1/30	8,445,000	8,600,101
4.2% 4/1/50	4,263,000	4,450,171
		22,805,573
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	33,487,103
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,586,364
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	3,310,000	3,449,934
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,808,511
4% 4/15/30	22,128,000	22,714,902
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	3,089,961
3.75% 4/1/32	9,454,000	9,557,988
4.25% 4/1/52	59,996,000	62,055,869
4.45% 4/1/62	39,650,000	41,259,300
4.5% 4/15/30	16,112,000	17,241,149
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,138,057
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	3,081,232
		172,396,903
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,598,727

TOTAL CONSUMER DISCRETIONARY		343,025,246

CONSUMER STAPLES - 1.9%
Beverages - 1.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	11,108,000	12,353,705
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	50,159,410
4.9% 2/1/46	50,530,000	56,196,679
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	10,143,308
4.35% 6/1/40	10,000,000	10,406,414
4.5% 6/1/50	12,500,000	13,355,528
4.6% 6/1/60	10,000,000	10,628,483
4.75% 4/15/58	26,711,000	28,964,658
5.45% 1/23/39	23,200,000	27,092,369
5.55% 1/23/49	54,331,000	66,244,468
5.8% 1/23/59 (Reg. S)	55,947,000	70,608,111
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	47,741,374
5% 5/1/42	3,080,000	3,257,943
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,844,201
2.75% 3/19/30	18,600,000	18,268,904
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	25,100,641
3.45% 3/25/30	14,988,000	15,405,414
		468,771,610
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,951,342
6.6% 4/1/50	25,587,000	34,389,177
		45,340,519
Food Products - 0.3%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,985,754
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,894,389
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	38,495,000	35,752,616
3.625% 1/15/32 (a)	13,400,000	12,261,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	5,265,000	5,550,626
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	43,240,000	38,916,432
5.5% 1/15/30 (a)	5,250,000	5,366,970
6.5% 4/15/29 (a)	4,195,000	4,430,969
		112,158,756
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,758,025
Tobacco - 0.0%
Altria Group, Inc.:
5.375% 1/31/44	6,787,000	7,014,929
5.95% 2/14/49	2,618,000	2,834,126
		9,849,055

TOTAL CONSUMER STAPLES		637,877,965

ENERGY - 3.6%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	211,393
4.85% 11/15/35	7,402,000	7,952,768
		8,164,161
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	627,700
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,839,674
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	14,468,868
5.6% 4/1/44	13,506,000	14,191,565
6.45% 11/3/36 (a)	10,621,000	12,238,047
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	10,791,143
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,653,918
4.25% 12/1/26	8,321,000	8,623,017
Energy Transfer LP:
3.75% 5/15/30	27,891,000	27,438,010
3.9% 5/15/24 (b)	6,444,000	6,482,077
4.2% 9/15/23	5,509,000	5,581,590
4.25% 3/15/23	4,861,000	4,913,945
4.5% 4/15/24	6,244,000	6,388,667
4.95% 6/15/28	18,799,000	19,743,437
5% 5/15/50	23,229,000	23,504,009
5.25% 4/15/29	10,158,000	10,839,669
5.4% 10/1/47	6,651,000	6,963,143
5.8% 6/15/38	10,481,000	11,338,327
6% 6/15/48	26,826,000	29,736,540
6.25% 4/15/49	7,637,000	8,763,277
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,710,111
3.75% 2/15/25	285,000	290,112
Hess Corp.:
4.3% 4/1/27	23,059,000	23,660,437
7.125% 3/15/33	4,791,000	5,911,845
7.3% 8/15/31	6,610,000	8,095,270
7.875% 10/1/29	20,178,000	24,980,789
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,967,066
MPLX LP:
2.65% 8/15/30	9,000,000	8,246,886
4.5% 7/15/23	9,347,000	9,501,673
4.8% 2/15/29	5,370,000	5,717,331
4.875% 12/1/24	12,572,000	13,020,336
5.5% 2/15/49	16,108,000	17,840,086
Occidental Petroleum Corp.:
3.5% 8/15/29	9,098,000	8,961,530
4.3% 8/15/39	1,326,000	1,253,070
4.4% 8/15/49	1,327,000	1,247,380
5.55% 3/15/26	26,200,000	27,772,000
6.2% 3/15/40	7,169,000	7,957,590
6.45% 9/15/36	15,883,000	18,657,522
6.6% 3/15/46	28,439,000	33,415,825
7.5% 5/1/31	29,749,000	36,293,780
Ovintiv Exploration, Inc. 5.625% 7/1/24	28,150,000	29,595,846
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,973,730
8.125% 9/15/30	13,383,000	16,756,784
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	24,033,768
5.35% 2/12/28	3,500,000	3,309,250
5.95% 1/28/31	16,274,000	15,003,814
6.35% 2/12/48	14,404,000	11,299,938
6.49% 1/23/27	37,360,000	37,841,944
6.5% 3/13/27	21,300,000	21,550,275
6.75% 9/21/47	102,130,000	82,005,284
6.84% 1/23/30	68,521,000	68,007,093
6.95% 1/28/60	18,760,000	15,193,724
7.69% 1/23/50	117,141,000	101,912,670
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,763,617
3.6% 11/1/24	6,641,000	6,661,419
3.8% 9/15/30	15,976,000	15,670,553
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	35,404,459
Shell International Finance BV 4.375% 5/11/45	6,392,000	6,895,285
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,691,364
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	5,103,134
3.5% 11/15/30	36,437,000	36,023,979
3.7% 1/15/23	26,582,000	26,751,342
3.9% 1/15/25	4,336,000	4,397,098
4.3% 3/4/24	20,381,000	20,833,565
4.5% 11/15/23	6,265,000	6,395,292
4.55% 6/24/24	70,596,000	72,519,101
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,941,861
4.5% 3/1/28	3,100,000	3,162,000
4.65% 7/1/26	9,376,000	9,610,400
4.75% 8/15/28	5,504,000	5,680,844
		1,213,616,695

TOTAL ENERGY		1,221,780,856

FINANCIALS - 15.7%
Banks - 6.6%
Bank of America Corp.:
2.299% 7/21/32 (b)	80,000,000	71,201,210
3.3% 1/11/23	32,511,000	32,871,219
3.419% 12/20/28 (b)	23,187,000	22,952,678
3.5% 4/19/26	34,343,000	34,768,655
3.705% 4/24/28 (b)	58,915,000	59,291,776
3.864% 7/23/24 (b)	46,066,000	46,586,766
3.95% 4/21/25	19,377,000	19,745,017
4.183% 11/25/27	22,749,000	23,193,668
4.2% 8/26/24	24,032,000	24,616,079
4.25% 10/22/26	20,189,000	20,779,982
4.271% 7/23/29 (b)	2,000,000	2,063,406
4.45% 3/3/26	3,182,000	3,290,787
Barclays PLC:
2.852% 5/7/26 (b)	34,514,000	33,522,458
4.375% 1/12/26	28,767,000	29,369,748
5.088% 6/20/30 (b)	35,020,000	36,326,793
5.2% 5/12/26	11,811,000	12,280,605
BNP Paribas SA 2.219% 6/9/26 (a)(b)	32,804,000	31,193,518
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	89,256,393
3.352% 4/24/25 (b)	23,697,000	23,753,358
3.875% 3/26/25	35,450,000	35,915,652
4.05% 7/30/22	34,759,000	35,051,258
4.3% 11/20/26	52,072,000	53,549,752
4.4% 6/10/25	11,010,000	11,325,961
4.412% 3/31/31 (b)	45,100,000	46,820,775
4.45% 9/29/27	69,500,000	71,684,828
5.5% 9/13/25	42,579,000	45,463,295
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	31,346,721
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	11,607,214
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	35,920,000	36,290,040
Discover Bank 4.2% 8/8/23	259,000	263,344
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	5,620,000	5,676,786
HSBC Holdings PLC:
2.099% 6/4/26 (b)	25,000,000	23,774,340
4.25% 3/14/24	10,444,000	10,596,671
4.95% 3/31/30	6,013,000	6,421,913
5.25% 3/14/44	2,847,000	3,139,905
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	21,183,466
5.71% 1/15/26 (a)	48,607,000	49,654,380
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	63,312,916
2.956% 5/13/31 (b)	18,323,000	17,144,770
3.797% 7/23/24 (b)	12,224,000	12,363,113
3.875% 9/10/24	90,088,000	92,021,246
4.125% 12/15/26	146,208,000	151,293,771
4.203% 7/23/29 (b)	3,000,000	3,102,501
4.452% 12/5/29 (b)	46,000,000	47,948,691
NatWest Group PLC:
3.073% 5/22/28 (b)	20,149,000	19,340,665
5.125% 5/28/24	125,085,000	128,965,244
6% 12/19/23	108,056,000	112,680,680
6.1% 6/10/23	49,671,000	51,238,588
6.125% 12/15/22	88,078,000	90,184,409
NatWest Markets PLC 2.375% 5/21/23 (a)	37,687,000	37,479,520
Rabobank Nederland 4.375% 8/4/25	36,518,000	37,111,813
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	25,589,000	23,874,555
Societe Generale:
1.038% 6/18/25 (a)(b)	55,000,000	51,659,895
1.488% 12/14/26 (a)(b)	40,199,000	36,341,043
Synchrony Bank 3% 6/15/22	12,252,000	12,272,832
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	19,421,958
3.526% 3/24/28 (b)	42,125,000	42,040,399
4.478% 4/4/31 (b)	60,800,000	64,381,120
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	17,468,040
		2,248,478,186
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	27,298,788
4.25% 2/15/24	10,069,000	10,313,921
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	53,687,844
4.2% 6/10/24	42,554,000	42,861,597
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	46,965,453
3.75% 3/26/25	24,390,000	24,299,763
3.8% 6/9/23	43,060,000	43,454,813
3.869% 1/12/29 (a)(b)	9,005,000	8,787,393
4.194% 4/1/31 (a)(b)	40,079,000	39,538,334
4.55% 4/17/26	5,038,000	5,125,034
Deutsche Bank AG 4.5% 4/1/25	67,655,000	67,912,762
Deutsche Bank AG New York Branch 3.3% 11/16/22	46,720,000	47,033,650
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	39,755,000	35,211,113
3.2% 2/23/23	59,200,000	59,726,230
3.691% 6/5/28 (b)	21,000,000	21,024,091
3.75% 2/25/26	15,000,000	15,236,574
3.8% 3/15/30	67,720,000	68,169,907
4.25% 10/21/25	22,692,000	23,242,135
4.411% 4/23/39 (b)	3,000,000	3,164,468
5.15% 5/22/45	9,000,000	10,055,876
6.75% 10/1/37	30,816,000	38,832,533
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,632,431
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,663,933
3.25% 5/20/50	9,704,000	8,675,941
3.75% 3/24/25	21,924,000	22,288,837
4.875% 2/15/24	10,030,000	10,340,514
Morgan Stanley:
3.125% 1/23/23	122,810,000	123,999,891
3.125% 7/27/26	24,646,000	24,433,317
3.622% 4/1/31 (b)	41,803,000	41,585,531
3.7% 10/23/24	15,967,000	16,253,527
3.737% 4/24/24 (b)	90,600,000	91,496,546
4.1% 5/22/23	4,810,000	4,896,240
4.431% 1/23/30 (b)	54,318,000	56,794,072
4.875% 11/1/22	43,855,000	44,599,865
5% 11/24/25	102,478,000	108,024,131
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	25,823,833
State Street Corp. 2.901% 3/30/26 (b)	2,660,000	2,637,477
UBS Group AG:
1.494% 8/10/27 (a)(b)	24,731,000	22,448,139
4.125% 9/24/25 (a)	17,678,000	18,008,086
		1,329,544,590
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	44,798,991
2.45% 10/29/26	17,295,000	15,997,051
2.875% 8/14/24	28,486,000	27,703,518
3% 10/29/28	18,114,000	16,704,498
3.3% 1/23/23	13,000,000	13,038,218
3.3% 1/30/32	19,378,000	17,468,484
4.125% 7/3/23	19,471,000	19,586,888
4.45% 4/3/26	15,328,000	15,481,647
4.875% 1/16/24	28,044,000	28,422,854
6.5% 7/15/25	15,770,000	16,699,406
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,428,271
3.05% 6/5/23	41,948,000	42,101,139
5.125% 9/30/24	9,461,000	9,874,834
5.75% 11/20/25	16,947,000	17,821,516
5.8% 5/1/25	68,233,000	72,375,915
8% 11/1/31	11,577,000	14,521,362
Capital One Financial Corp.:
2.6% 5/11/23	31,704,000	31,797,844
2.636% 3/3/26 (b)	21,697,000	21,230,531
3.273% 3/1/30 (b)	27,750,000	26,794,163
3.65% 5/11/27	57,194,000	57,264,499
3.8% 1/31/28	29,870,000	30,057,671
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,273,392
3.95% 11/6/24	41,289,000	42,020,377
4.1% 2/9/27	5,722,000	5,834,388
4.5% 1/30/26	23,106,000	23,804,435
5.2% 4/27/22	8,179,000	8,198,936
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	79,182,940
5.584% 3/18/24	30,750,000	31,627,298
Synchrony Financial:
2.85% 7/25/22	7,279,000	7,298,982
3.95% 12/1/27	37,530,000	37,168,573
4.25% 8/15/24	29,533,000	29,945,030
4.375% 3/19/24	24,886,000	25,347,866
5.15% 3/19/29	40,161,000	42,073,162
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	32,499,405
3% 4/1/25	29,531,000	29,578,133
3.375% 4/1/30	9,583,000	9,615,135
		962,637,352
Diversified Financial Services - 0.6%
Blackstone Private Credit Fund 4.7% 3/24/25 (a)	49,854,000	49,924,857
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	453,313
4.05% 7/1/30	22,047,000	22,120,585
4.125% 6/15/26	26,610,000	27,145,878
4.125% 5/15/29	24,028,000	24,645,325
Equitable Holdings, Inc. 3.9% 4/20/23	3,067,000	3,108,211
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	29,988,174
Pine Street Trust I 4.572% 2/15/29 (a)	27,943,000	29,068,602
Pine Street Trust II 5.568% 2/15/49 (a)	29,500,000	32,812,792
		219,267,737
Insurance - 1.8%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	10,256,072
AIA Group Ltd.:
3.2% 9/16/40 (a)	15,222,000	13,514,187
3.375% 4/7/30 (a)	30,867,000	30,699,026
American International Group, Inc.:
2.5% 6/30/25	50,600,000	49,472,277
3.4% 6/30/30	50,600,000	50,462,535
3.75% 7/10/25	40,830,000	41,488,314
Aon PLC 4% 11/27/23	13,880,000	14,140,717
Five Corners Funding Trust II 2.85% 5/15/30 (a)	41,367,000	39,202,459
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	4,375,598
4.25% 6/15/23 (a)	2,019,000	2,050,194
4.569% 2/1/29 (a)	27,600,000	29,255,033
Lincoln National Corp. 3.4% 1/15/31	34,132,000	33,417,548
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	20,805,155
4.75% 3/15/39	9,035,000	9,920,597
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	18,625,685
Metropolitan Life Global Funding I 3% 1/10/23 (a)	223,000	224,942
New York Life Insurance Co. 3.75% 5/15/50 (a)	7,429,000	7,201,347
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,480
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	17,131,405
Progressive Corp. 3.2% 3/26/30	3,815,000	3,781,031
SunAmerica, Inc.:
3.5% 4/4/25 (a)	9,337,000	9,329,624
3.65% 4/5/27 (a)	13,314,000	13,295,360
3.85% 4/5/29 (a)	13,061,000	13,049,114
3.9% 4/5/32 (a)	15,550,000	15,526,986
4.35% 4/5/42 (a)	3,537,000	3,536,045
4.4% 4/5/52 (a)	10,459,000	10,457,222
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	11,799,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (a)	16,941,000	14,998,408
4.9% 9/15/44 (a)	29,277,000	32,271,190
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	8,558,618
Unum Group:
3.875% 11/5/25	16,863,000	16,984,611
4% 3/15/24	600,000	608,497
4% 6/15/29	21,076,000	21,539,865
5.75% 8/15/42	29,395,000	31,124,281
		599,105,423

TOTAL FINANCIALS		5,359,033,288

HEALTH CARE - 1.8%
Biotechnology - 0.2%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	17,291,899
Amgen, Inc. 1.65% 8/15/28	65,000,000	59,202,292
		76,494,191
Health Care Providers & Services - 1.0%
Aetna, Inc. 2.75% 11/15/22	52,000	52,212
Centene Corp.:
2.45% 7/15/28	32,380,000	29,585,606
2.625% 8/1/31	15,205,000	13,532,450
3.375% 2/15/30	17,480,000	16,447,544
4.25% 12/15/27	19,645,000	19,718,669
4.625% 12/15/29	30,530,000	30,776,988
Cigna Corp.:
3.05% 10/15/27	67,800,000	67,185,476
4.375% 10/15/28	29,050,000	30,558,301
4.8% 8/15/38	18,087,000	19,798,849
4.9% 12/15/48	18,071,000	20,249,086
CVS Health Corp.:
3% 8/15/26	2,965,000	2,940,722
3.625% 4/1/27	7,479,000	7,602,693
3.875% 7/20/25	20,803,000	21,221,456
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,065,963
Humana, Inc. 3.7% 3/23/29	12,046,000	12,085,765
Sabra Health Care LP 3.2% 12/1/31	39,949,000	35,650,226
Toledo Hospital 5.325% 11/15/28	9,969,000	10,672,197
		339,144,203
Pharmaceuticals - 0.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	65,067,135
Elanco Animal Health, Inc.:
5.772% 8/28/23 (b)	15,106,000	15,596,945
6.4% 8/28/28 (b)	6,362,000	6,823,372
Mylan NV 4.55% 4/15/28	6,911,000	6,987,252
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	12,280,134
Viatris, Inc.:
1.125% 6/22/22	13,597,000	13,596,176
1.65% 6/22/25	4,370,000	4,066,496
2.7% 6/22/30	39,716,000	34,932,813
3.85% 6/22/40	9,677,000	8,369,745
4% 6/22/50	16,712,000	14,039,357
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,343,082
		184,102,507

TOTAL HEALTH CARE		599,740,901

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (a)	9,575,000	9,434,888
The Boeing Co.:
5.805% 5/1/50	21,237,000	24,523,150
5.93% 5/1/60	12,640,000	14,593,969
		48,552,007
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,871,592
3.05% 4/15/30	1,519,000	1,510,228
3.7% 4/15/50	1,875,000	1,892,549
		5,274,369
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (a)	30,000,000	29,090,939
1.625% 12/13/24 (a)	28,773,000	27,470,463
2% 12/14/26 (a)	30,000,000	27,943,928
Deere & Co.:
2.75% 4/15/25	3,746,000	3,722,680
3.1% 4/15/30	9,897,000	9,912,321
		98,140,331
Professional Services - 0.1%
Leidos, Inc.:
2.95% 5/15/23	16,357,000	16,392,168
3.625% 5/15/25	12,349,000	12,345,913
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	3,065,554
		31,803,635
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	5,964,335
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	6,051,196
3% 9/15/23	4,193,000	4,174,958
3.375% 7/1/25	28,656,000	28,242,966
3.875% 7/3/23	1,190,000	1,201,997
4.25% 2/1/24	28,366,000	28,672,752
4.25% 9/15/24	16,843,000	17,046,107
		85,389,976
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	10,113,000	10,080,277
4.375% 5/1/26 (a)	21,306,000	21,018,484
5.25% 5/15/24 (a)	21,769,000	22,224,192
		53,322,953

TOTAL INDUSTRIALS		328,447,606

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	5,972,000	6,152,013
5.85% 7/15/25	5,417,000	5,781,744
6.02% 6/15/26	7,709,000	8,350,610
6.1% 7/15/27	9,944,000	10,924,381
6.2% 7/15/30	8,607,000	9,808,969
		41,017,717
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,086,016
3.35% 3/26/30	4,213,000	4,293,584
		7,379,600
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (a)	7,184,000	6,473,399
2.45% 2/15/31 (a)	61,131,000	54,533,625
2.6% 2/15/33 (a)	61,131,000	53,071,704
3.5% 2/15/41 (a)	49,365,000	43,960,920
3.75% 2/15/51 (a)	23,167,000	20,744,656
		178,784,304
Software - 0.4%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,980,125
2.8% 4/1/27	24,552,000	23,499,043
2.95% 4/1/30	24,600,000	22,695,039
3.6% 4/1/40	24,550,000	21,296,791
3.6% 4/1/50	24,550,000	20,360,844
3.85% 4/1/60	24,600,000	20,188,409
		132,020,251
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,535,209

TOTAL INFORMATION TECHNOLOGY		366,737,081

MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	14,030,134
REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	17,031,203
4.9% 12/15/30	17,745,000	19,617,750
American Homes 4 Rent:
3.625% 4/15/32	14,296,000	13,941,030
4.3% 4/15/52	9,909,000	9,635,214
American Homes 4 Rent LP 2.375% 7/15/31	3,169,000	2,797,576
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	16,019,485
4.5% 12/1/28	18,628,000	19,646,500
Corporate Office Properties LP:
2.25% 3/15/26	7,272,000	6,928,672
2.75% 4/15/31	5,118,000	4,594,491
Duke Realty LP 3.25% 6/30/26	2,124,000	2,112,512
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,766,270
3.5% 8/1/26	6,318,000	6,298,928
Healthpeak Properties, Inc.:
3.25% 7/15/26	2,733,000	2,728,780
3.4% 2/1/25	912,000	915,512
3.5% 7/15/29	3,125,000	3,120,655
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	39,010,799
Invitation Homes Operating Partnership LP 4.15% 4/15/32 (c)	21,143,000	21,592,677
Kimco Realty Corp. 3.375% 10/15/22	2,433,000	2,443,722
Kite Realty Group Trust:
4% 3/15/25	27,373,000	27,534,783
4.75% 9/15/30	42,235,000	43,648,000
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	7,279,785
4.4% 6/15/24	8,117,000	8,257,850
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	22,119,000	19,290,200
3.375% 2/1/31	14,471,000	13,256,714
3.625% 10/1/29	26,970,000	25,482,769
4.375% 8/1/23	7,048,000	7,156,389
4.5% 1/15/25	12,446,000	12,651,054
4.5% 4/1/27	86,567,000	88,287,155
4.75% 1/15/28	28,933,000	29,425,098
4.95% 4/1/24	6,427,000	6,567,202
5.25% 1/15/26	28,200,000	29,245,234
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	5,613,601
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,177,984
2.85% 12/15/32	4,238,000	4,003,913
3.25% 1/15/31	4,502,000	4,420,996
3.4% 1/15/28	7,083,000	7,062,856
Regency Centers LP 3.7% 6/15/30	25,000,000	25,011,769
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,627,546
5% 12/15/23	3,475,000	3,541,593
Simon Property Group LP 2.65% 2/1/32	30,000,000	27,714,424
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,997,143
4.25% 2/1/26	15,247,000	15,424,885
Store Capital Corp.:
2.75% 11/18/30	8,515,000	7,705,038
4.625% 3/15/29	8,847,000	9,181,359
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,441,478
2.7% 7/15/31	18,176,000	16,397,219
Ventas Realty LP:
2.5% 9/1/31	53,031,000	47,850,466
3% 1/15/30	35,454,000	33,928,481
3.5% 2/1/25	7,488,000	7,508,205
3.75% 5/1/24	7,900,000	7,987,165
4% 3/1/28	10,351,000	10,575,298
4.125% 1/15/26	7,649,000	7,823,430
4.375% 2/1/45	3,802,000	3,827,980
4.75% 11/15/30	41,973,000	44,667,208
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,400,257
Welltower, Inc. 4% 6/1/25	4,568,000	4,638,263
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	6,166,571
4% 2/1/25	26,847,000	27,418,178
4.6% 4/1/24	14,578,000	14,952,036
		888,349,351
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	26,473,999
3.95% 11/15/27	20,195,000	20,219,535
4.1% 10/1/24	23,803,000	24,081,785
4.55% 10/1/29	27,295,000	28,272,408
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	21,248,952
4.875% 3/1/26	19,900,000	20,881,847
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,344,810
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,613,921
Post Apartment Homes LP 3.375% 12/1/22	1,860,000	1,866,224
Tanger Properties LP:
2.75% 9/1/31	18,732,000	16,249,017
3.125% 9/1/26	16,602,000	15,937,552
3.875% 7/15/27	28,881,000	28,848,085
		213,038,135

TOTAL REAL ESTATE		1,101,387,486

UTILITIES - 1.6%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	29,471,000	28,655,185
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	15,027,358
3.743% 5/1/26	60,730,000	61,536,707
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,301,445
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	10,574,000	9,484,780
2.775% 1/7/32 (a)	19,219,000	17,177,080
Eversource Energy 2.8% 5/1/23	435,000	435,927
Exelon Corp.:
2.75% 3/15/27 (a)	6,523,000	6,355,820
3.35% 3/15/32 (a)	7,920,000	7,717,084
4.05% 4/15/30	7,291,000	7,526,026
4.1% 3/15/52 (a)	5,867,000	5,958,942
4.7% 4/15/50	3,246,000	3,569,862
FirstEnergy Corp. 7.375% 11/15/31	56,726,000	69,963,579
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,576,749
		244,286,544
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	6,879,947	7,848,730
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,725,066
The AES Corp.:
1.375% 1/15/26	30,500,000	28,046,936
2.45% 1/15/31	28,885,000	25,830,542
3.3% 7/15/25 (a)	37,234,000	36,530,277
3.95% 7/15/30 (a)	32,477,000	32,173,554
		129,306,375
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	4,261,807
4.05% 4/15/25	53,700,000	55,353,954
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,279,257
3.95% 4/1/50	5,775,000	5,937,647
NiSource, Inc. 2.95% 9/1/29	40,740,000	38,823,408
Puget Energy, Inc.:
4.1% 6/15/30	14,579,000	14,551,107
4.224% 3/15/32	27,319,000	27,373,976
Sempra Energy 6% 10/15/39	5,386,000	6,584,647
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (b)(d)	12,629,000	10,709,392
		166,875,195

TOTAL UTILITIES		548,316,844

TOTAL NONCONVERTIBLE BONDS
(Cost $11,715,350,561)		11,529,117,741

U.S. Treasury Obligations - 34.6%
U.S. Treasury Bonds:
1.75% 8/15/41	$896,321,000	$776,858,217
1.875% 11/15/51	120,053,000	105,308,991
2% 11/15/41	2,400,000	2,171,625
2% 8/15/51	1,412,404,000	1,274,253,234
3% 2/15/49	794,760,000	873,584,050
U.S. Treasury Notes:
1.125% 2/15/31 (e)	1,005,019,000	907,461,494
1.25% 12/31/26	1,000,000,000	944,804,690
1.25% 4/30/28	2,172,413,000	2,023,738,456
1.375% 11/15/31 (f)(g)	912,026,000	836,783,855
1.5% 1/31/27	372,000,000	355,492,500
1.5% 11/30/28	800,000,000	753,562,496
1.625% 5/15/26	708,147,900	683,279,736
1.875% 2/28/27 (e)	570,000,000	554,725,778
1.875% 2/28/29	300,000,000	289,593,750
1.875% 2/15/32 (e)	230,000,000	220,800,000
2% 5/31/24	311,790,000	309,159,272
2.125% 7/31/24	245,203,000	243,459,759
2.125% 11/30/24	264,890,000	262,303,185
2.375% 3/31/29	400,000,000	398,812,500
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,475,395,389)		11,816,153,588

U.S. Government Agency - Mortgage Securities - 21.2%
Fannie Mae - 6.1%
12 month U.S. LIBOR + 1.390% 1.645% 5/1/33 (b)(d)	2,041	2,106
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (b)(d)	18,163	18,764
12 month U.S. LIBOR + 1.460% 1.857% 1/1/35 (b)(d)	19,927	20,605
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(d)	5,919	6,147
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(d)	35,859	37,431
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (b)(d)	18,968	19,673
12 month U.S. LIBOR + 1.620% 1.907% 5/1/35 (b)(d)	42,290	44,019
12 month U.S. LIBOR + 1.620% 1.96% 3/1/33 (b)(d)	27,246	28,158
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (b)(d)	17,719	18,442
12 month U.S. LIBOR + 1.630% 1.905% 7/1/35 (b)(d)	80,863	84,179
12 month U.S. LIBOR + 1.630% 1.95% 11/1/36 (b)(d)	148,987	155,201
12 month U.S. LIBOR + 1.640% 1.881% 5/1/36 (b)(d)	31,951	33,383
12 month U.S. LIBOR + 1.640% 1.944% 6/1/47 (b)(d)	44,075	46,166
12 month U.S. LIBOR + 1.680% 1.96% 7/1/43 (b)(d)	437,810	455,377
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (b)(d)	39,628	41,376
12 month U.S. LIBOR + 1.710% 1.959% 3/1/36 (b)(d)	79,079	82,556
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (b)(d)	30,601	32,119
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (b)(d)	41,654	43,335
12 month U.S. LIBOR + 1.730% 2.062% 5/1/36 (b)(d)	78,895	82,725
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (b)(d)	54,527	57,133
12 month U.S. LIBOR + 1.750% 2.082% 7/1/35 (b)(d)	27,918	29,036
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(d)	26,016	27,263
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (b)(d)	1,185,634	1,241,046
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (b)(d)	88,353	91,926
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (b)(d)	30,810	32,084
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (b)(d)	34,641	36,450
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(d)	13,761	14,436
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (b)(d)	48,213	50,238
12 month U.S. LIBOR + 1.820% 2.292% 2/1/35 (b)(d)	52,126	54,343
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(d)	12,402	12,630
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (b)(d)	85,486	90,334
6 month U.S. LIBOR + 1.310% 1.438% 5/1/34 (b)(d)	55,702	57,282
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (b)(d)	84,944	87,066
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (b)(d)	61,934	64,135
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (b)(d)	211	218
6 month U.S. LIBOR + 1.530% 1.736% 3/1/35 (b)(d)	31,712	32,849
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (b)(d)	20,824	21,548
6 month U.S. LIBOR + 1.550% 1.747% 10/1/33 (b)(d)	3,694	3,823
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(d)	5,665	5,887
6 month U.S. LIBOR + 1.740% 1.865% 12/1/34 (b)(d)	1,035	1,079
6 month U.S. LIBOR + 1.960% 2.116% 9/1/35 (b)(d)	13,427	14,084
6 month U.S. LIBOR + 2.500% 2.75% 3/1/36 (b)(d)	49,645	51,996
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (b)(d)	18,795	19,616
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.338% 8/1/36 (b)(d)	219,441	229,673
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(d)	44,841	46,784
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.409% 10/1/33 (b)(d)	41,022	42,768
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.538% 5/1/35 (b)(d)	24,680	25,773
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.538% 7/1/34 (b)(d)	65,776	68,672
1.5% 11/1/41 to 10/1/51	30,535,330	27,540,548
2% 12/1/36 to 3/1/52	478,412,038	445,662,807
2.5% 9/1/29 to 3/1/52	517,746,607	497,726,551
3% 12/1/28 to 3/1/52 (f)(h)	353,351,312	348,996,349
3.25% 12/1/41	19,870	20,087
3.4% 7/1/42 to 9/1/42	366,959	372,150
3.5% 10/1/33 to 3/1/52	452,448,160	456,675,628
3.65% 5/1/42 to 8/1/42	131,624	135,288
3.9% 4/1/42	30,329	31,465
4% 3/1/36 to 11/1/49	151,952,969	157,118,632
4.25% 11/1/41	66,475	69,054
4.5% to 4.5% 6/1/24 to 9/1/49	95,132,211	100,068,760
5% 11/1/22 to 3/1/45	22,884,269	24,251,788
5.237% 8/1/41 (b)	902,986	957,708
5.5% 4/1/22 to 5/1/49	10,202,127	11,033,816
6% to 6% 10/1/22 to 1/1/42	11,119,297	12,257,688
6.5% 8/1/22 to 4/1/37	584,893	634,269
6.637% 2/1/39 (b)	612,577	651,788
7% to 7% 3/1/23 to 7/1/37	597,883	652,899
7.5% to 7.5% 6/1/25 to 11/1/31	426,580	465,082
8% 8/1/29 to 3/1/37	9,302	10,675

TOTAL FANNIE MAE		2,089,094,966

Freddie Mac - 5.5%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (b)(d)	21,379	21,942
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (b)(d)	81,241	83,772
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (b)(d)	42,312	43,738
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (b)(d)	559,081	581,379
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (b)(d)	132,062	138,221
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (b)(d)	220,325	230,099
12 month U.S. LIBOR + 1.800% 2.05% 5/1/35 (b)(d)	114,235	119,880
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (b)(d)	28,235	29,771
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (b)(d)	4,950	5,217
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(d)	19,612	20,485
12 month U.S. LIBOR + 1.900% 2.176% 10/1/42 (b)(d)	79,958	83,690
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (b)(d)	40,314	42,478
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(d)	52,879	55,683
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(d)	13,922	14,647
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (b)(d)	38,435	40,536
12 month U.S. LIBOR + 2.020% 2.327% 4/1/38 (b)(d)	32,272	33,860
12 month U.S. LIBOR + 2.030% 2.281% 3/1/33 (b)(d)	760	787
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (b)(d)	37,049	38,864
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (b)(d)	55,401	57,880
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (b)(d)	25,370	25,912
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (b)(d)	2,203	2,291
6 month U.S. LIBOR + 1.650% 1.808% 4/1/35 (b)(d)	80,331	83,578
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(d)	8,990	9,381
6 month U.S. LIBOR + 1.840% 2.22% 2/1/37 (b)(d)	13,769	14,379
6 month U.S. LIBOR + 1.880% 2.078% 10/1/36 (b)(d)	93,010	97,054
6 month U.S. LIBOR + 1.990% 2.164% 10/1/35 (b)(d)	34,296	35,832
6 month U.S. LIBOR + 2.020% 2.18% 6/1/37 (b)(d)	19,206	20,103
6 month U.S. LIBOR + 2.680% 2.844% 10/1/35 (b)(d)	48,321	50,870
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (b)(d)	62,156	64,882
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (b)(d)	4,242	4,422
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.396% 6/1/33 (b)(d)	112,772	117,548
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.516% 3/1/35 (b)(d)	210,738	220,050
1.5% 11/1/50 to 10/1/51	9,133,406	8,164,895
2% 6/1/50 to 4/1/52	448,306,333	417,365,799
2.5% 10/1/29 to 1/1/52	467,922,174	450,236,827
3% 6/1/31 to 3/1/52	413,020,928	408,359,445
3.5% 12/1/29 to 3/1/52	366,993,503	371,465,618
3.5% 8/1/47	15,394,161	15,602,175
4% 1/1/36 to 1/1/49	136,793,701	141,769,678
4% 4/1/48	28,791	29,605
4.5% 6/1/25 to 12/1/48	42,499,041	45,003,841
5% 8/1/33 to 7/1/41	13,480,791	14,558,441
5.5% 6/1/22	421	422
6% 1/1/23 to 12/1/37	1,046,325	1,145,778
6.5% 5/1/26 to 9/1/39	1,681,987	1,882,501
7% 3/1/26 to 9/1/36	405,527	450,128
7.5% 4/1/22 to 6/1/32	101,751	111,578
8% 7/1/24 to 4/1/32	14,410	15,782
8.5% 5/1/22 to 1/1/28	7,995	8,675

TOTAL FREDDIE MAC		1,878,560,419

Ginnie Mae - 4.6%
3% 5/15/42 to 7/20/51	80,743,849	80,167,795
3.5% 9/20/40 to 5/20/50	70,624,881	72,055,780
4% 7/15/39 to 6/20/49	177,950,923	183,457,168
4.5% 6/20/33 to 8/15/41	31,438,129	33,415,450
5.5% 7/15/33 to 9/15/39	1,167,881	1,263,692
6% to 6% 10/15/30 to 5/15/40	1,147,536	1,265,142
7% to 7% 11/15/22 to 3/15/33	1,124,495	1,224,627
7.5% to 7.5% 6/15/22 to 9/15/31	172,134	183,838
8% 5/15/22 to 11/15/29	25,757	27,341
8.5% 11/15/27 to 11/15/31	32,599	36,161
9% 1/15/23	25	25
2% 4/1/52 (c)	59,700,000	56,764,479
2% 4/1/52 (c)	59,500,000	56,574,314
2% 4/1/52 (c)	21,700,000	20,632,985
2% 4/1/52 (c)	46,650,000	44,356,164
2% 4/1/52 (c)	27,400,000	26,052,709
2% 5/1/52 (c)	59,500,000	56,483,671
2% 5/1/52 (c)	57,250,000	54,347,734
2% 5/1/52 (c)	62,500,000	59,331,588
2% 5/1/52 (c)	57,350,000	54,442,665
2.5% 4/1/52 (c)	36,600,000	35,495,928
2.5% 4/1/52 (c)	48,300,000	46,842,987
2.5% 4/1/52 (c)	4,800,000	4,655,204
2.5% 4/1/52 (c)	1,550,000	1,503,243
2.5% 4/1/52 (c)	13,250,000	12,850,302
2.5% 4/1/52 (c)	14,200,000	13,771,644
2.5% 5/1/52 (c)	119,150,000	115,309,057
2.5% 5/1/52 (c)	42,400,000	41,033,185
2.5% 5/1/52 (c)	52,300,000	50,614,047
3% 4/1/52 (c)	27,150,000	26,836,168
3% 4/1/52 (c)	16,150,000	15,963,319
3% 4/1/52 (c)	13,550,000	13,393,373
3% 4/1/52 (c)	47,000,000	46,456,718
3% 4/1/52 (c)	46,700,000	46,160,185
3% 4/1/52 (c)	13,700,000	13,541,639
3% 5/1/52 (c)	93,200,000	91,878,760
3.5% 4/1/52 (c)	25,300,000	25,448,787
3.5% 4/1/52 (c)	41,350,000	41,593,175
3.5% 4/1/52 (c)	31,200,000	31,383,484
3.5% 4/1/52 (c)	15,500,000	15,591,154
3.5% 4/1/52 (c)	30,500,000	30,679,367
4% 4/1/52 (c)	14,200,000	14,478,242
4% 4/1/52 (c)	14,400,000	14,682,161
5% 12/15/32 to 4/20/48	13,924,323	14,916,629
6.5% 3/20/31 to 6/15/37	162,664	179,656

TOTAL GINNIE MAE		1,567,341,742

Uniform Mortgage Backed Securities - 5.0%
1.5% 4/1/37 (c)	21,200,000	20,104,556
1.5% 4/1/37 (c)	10,500,000	9,957,445
1.5% 4/1/37 (c)	10,500,000	9,957,445
1.5% 4/1/52 (c)	8,250,000	7,359,767
1.5% 4/1/52 (c)	128,825,000	114,923,881
1.5% 4/1/52 (c)	22,900,000	20,428,930
1.5% 5/1/52 (c)	62,550,000	55,702,689
2% 4/1/37 (c)	43,950,000	42,674,782
2% 4/1/37 (c)	35,000,000	33,984,468
2% 4/1/37 (c)	44,050,000	42,771,880
2% 4/1/37 (c)	44,050,000	42,771,880
2% 4/1/37 (c)	87,250,000	84,718,424
2% 4/1/37 (c)	9,150,000	8,884,511
2% 5/1/37 (c)	71,600,000	69,368,686
2% 5/1/37 (c)	39,150,000	37,929,945
2% 4/1/52 (c)	24,850,000	23,064,294
2% 4/1/52 (c)	61,650,000	57,219,868
2% 4/1/52 (c)	57,600,000	53,460,899
2% 4/1/52 (c)	70,500,000	65,433,912
2% 4/1/52 (c)	2,075,000	1,925,892
2% 4/1/52 (c)	80,450,000	74,668,911
2% 4/1/52 (c)	9,200,000	8,538,894
2% 4/1/52 (c)	19,700,000	18,284,370
2% 4/1/52 (c)	27,400,000	25,431,052
2% 5/1/52 (c)	14,400,000	13,341,037
2% 5/1/52 (c)	118,600,000	109,878,263
2.5% 5/1/37 (c)	56,900,000	56,050,972
2.5% 4/1/52 (c)	53,000,000	50,573,596
2.5% 4/1/52 (c)	90,700,000	86,547,645
2.5% 4/1/52 (c)	57,400,000	54,772,159
2.5% 4/1/52 (c)	26,000,000	24,809,689
2.5% 5/1/52 (c)	92,250,000	87,846,502
2.5% 5/1/52 (c)	84,550,000	80,514,056
2.5% 6/1/52 (c)	29,200,000	27,753,689
3% 4/1/52 (c)	29,000,000	28,372,423
3.5% 4/1/52 (c)	36,400,000	36,465,407
3.5% 4/1/52 (c)	30,500,000	30,554,805
3.5% 4/1/52 (c)	14,200,000	14,225,516
3.5% 4/1/52 (c)	14,400,000	14,425,875
3.5% 5/1/52 (c)	11,500,000	11,477,539
3.5% 5/1/52 (c)	9,550,000	9,531,348
4% 4/1/52 (c)	14,200,000	14,491,773
4% 4/1/52 (c)	14,400,000	14,695,883

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,695,895,558

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,483,581,446)		7,230,892,685

Asset-Backed Securities - 6.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$13,170,973	$9,088,008
Series 2019-1 Class A, 3.844% 5/15/39 (a)	14,733,016	9,445,873
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	25,067,468	19,902,476
Class B, 4.458% 10/16/39 (a)	4,664,187	3,032,170
Series 2021-1A Class A, 2.95% 11/16/41 (a)	28,199,126	23,341,866
Series 2021-2A Class A, 2.798% 1/15/47 (a)	51,205,386	47,166,398
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	9,684,000	9,633,125
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (a)(b)(d)	7,556,000	7,496,156
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (a)(b)(d)	17,910,000	17,716,536
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (a)(b)(d)	43,014,000	42,408,105
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (a)(b)(d)	21,007,000	20,798,926
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	10,605,043	9,330,374
Class B, 4.335% 1/16/40 (a)	2,108,877	977,461
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(d)	24,769,000	24,657,218
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (a)(b)(d)	26,517,000	26,352,595
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (a)(b)(d)	37,068,000	36,981,224
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (a)(b)(d)	29,947,000	29,725,692
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (a)(b)(d)	60,917,000	60,530,847
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (a)(b)(d)	17,946,000	17,771,870
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (a)(b)(d)	28,600,000	28,429,944
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.5587% 1/17/35 (a)(b)(d)	38,048,000	37,957,902
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (a)(b)(d)	27,114,000	26,863,738
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	32,068,574	29,939,901
Class AA, 2.487% 12/16/41 (a)(b)	4,226,625	4,025,486
Series 2021-1A Class A, 2.443% 7/15/46 (a)	36,964,844	33,808,257
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 1.1077% 7/25/29 (b)(d)	251,164	251,304
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(d)	28,924,000	28,842,348
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	23,941,430	21,685,257
Class B, 5.095% 4/15/39 (a)	10,307,675	8,692,439
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	16,711,529	15,068,383
Series 2021-1A Class A, 3.474% 1/15/46 (a)	8,191,340	7,586,381
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (a)(b)(d)	21,787,000	21,576,908
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (a)(b)(d)	35,314,000	35,271,941
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (a)(b)(d)	16,882,000	16,708,234
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (a)(b)(d)	26,059,000	25,766,019
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (a)(b)(d)	27,352,000	27,084,443
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (a)(b)(d)	28,400,000	28,150,336
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (a)(b)(d)	37,850,000	37,543,756
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	932,891	933,173
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	25,342,080	25,422,009
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (a)(b)(d)	19,817,000	19,770,490
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(d)	18,048,000	17,851,169
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (a)(b)(d)	22,160,000	22,064,646
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (a)(b)(d)	20,000,000	19,849,620
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (a)(b)(d)	23,913,000	23,691,350
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (a)(b)(d)	14,569,000	14,429,371
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (a)(b)(d)	12,634,000	12,550,894
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (a)(b)(d)	32,919,000	32,717,174
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (a)(b)(d)	6,000,000	5,959,218
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	19,526,783	19,114,739
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (a)(b)(d)	19,090,000	18,931,438
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (a)(b)(d)	27,750,000	27,497,780
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (a)(b)(d)	27,700,000	27,532,498
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A1, 2.23% 9/15/24	12,531,000	12,564,824
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	11,682,349	10,756,840
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	14,222,969	12,686,652
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (a)(b)(d)	19,246,000	19,036,623
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (a)(b)(d)	46,050,000	45,941,184
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,321,846
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 1.5816% 7/25/33 (b)(d)	847,174	835,369
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (a)(b)(d)	13,900,000	13,830,389
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (a)(b)(d)	30,470,000	30,302,354
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (a)(b)(d)	32,026,000	31,702,890
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (a)(b)(d)	19,039,000	18,950,811
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (a)(b)(d)	7,913,000	7,909,384
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (a)(b)(d)	6,442,000	6,379,261
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (a)(b)(d)	32,900,000	32,613,671
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (a)(b)(d)	25,147,000	24,908,481
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (a)(b)(d)	23,616,000	23,362,955
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (a)(b)(d)	26,100,000	25,878,515
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (a)	13,479,343	13,304,715
Series 2022-1A Class A, 1.36% 4/15/32 (a)	17,000,000	16,885,896
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (a)(b)(d)	28,992,000	28,824,600
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.7016% 1/25/36 (b)(d)	1,248,629	1,244,432
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (a)(b)(d)	10,625,000	10,510,006
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	22,488,365	21,187,233
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	22,902,000	21,795,444
Class A2II, 4.008% 12/5/51 (a)	20,465,000	18,975,946
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	7,543,342	7,260,702
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	22,544,161	20,093,561
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (a)(b)(d)	35,857,000	35,590,941
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(d)	38,243,000	38,153,358
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	21,689,800	19,579,634
Class B, 4.335% 3/15/40 (a)	2,308,845	1,805,708
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	28,285,000	27,844,040
1.884% 7/15/50 (a)	10,516,000	9,931,853
2.328% 7/15/52 (a)	8,041,000	7,629,087
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 1.296% 12/15/27 (a)(b)(d)	101,602	101,574
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (a)	9,663,625	8,997,550
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (a)(b)(d)	39,612,000	39,544,620
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (a)(b)(d)	3,663,000	3,637,399
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (a)(b)(d)	15,000,000	14,834,310
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (a)(b)(d)	22,750,000	22,674,334
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.3166% 9/25/34 (b)(d)	63,433	62,007
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	33,654,178	30,007,717
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	32,552,013	28,543,262
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6575% 3/25/58 (a)(b)	956,657	954,619
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.776% 4/6/42 (a)(b)(d)	3,641,000	2,653,925
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (a)	19,038,603	18,709,544
Series 2021-4 Class A, 0.84% 9/20/31 (a)	27,209,693	26,468,525
3.12% 3/20/32 (a)	15,800,000	15,669,374
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (a)(b)(d)	31,233,000	31,092,889
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (a)(b)(d)	17,782,000	17,689,889
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (a)(b)(d)	36,484,000	36,207,597
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (a)(b)(d)	17,721,000	17,592,718
TOTAL ASSET-BACKED SECURITIES
(Cost $2,168,180,241)		2,095,966,524

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.8%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (a)	5,194,030	5,096,611
Series 2021-E Class A1, 1.74% 12/25/60 (a)	12,181,701	11,300,489
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (a)	17,252,385	16,740,707
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	15,339,242	14,948,858
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (a)	17,157,636	16,953,578
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (a)(b)	21,661,817	21,329,514
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	16,711,858	16,529,985
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	19,009,155	18,818,664
Series 2021-HB7 Class A, 1.1512% 10/27/31 (a)	23,552,790	23,185,635
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (a)	20,457,546	19,719,035
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	32,200,000	31,591,378
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	9,000,000	9,010,746
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	15,961,960	16,007,912
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	11,679,104	11,653,162
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (a)	10,407,310	10,014,647
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (a)	10,720,837	10,401,794
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	8,898,048	8,541,722
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (b)(d)	12,970	12,553
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.0966% 9/25/43 (b)(d)	865,917	840,000

TOTAL PRIVATE SPONSOR		262,696,990

U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.2566% 2/25/32 (b)(d)	8,292	8,416
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.4676% 3/18/32 (b)(d)	15,394	15,711
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.4566% 4/25/32 (b)(d)	17,549	17,924
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.4566% 10/25/32 (b)(d)	23,004	23,499
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.2066% 1/25/32 (b)(d)	8,236	8,343
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.6434% 12/25/33 (b)(i)(j)	301,059	61,210
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.2234% 11/25/36 (b)(i)(j)	210,499	31,611
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 0.7566% 1/25/43 (b)(d)	825,971	824,241
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 0.8066% 5/25/47 (b)(d)	1,659,047	1,655,304
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 0.7566% 5/25/48 (b)(d)	951,637	947,193
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 0.7566% 6/25/48 (b)(d)	2,268,624	2,257,812
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	637	645
Series 1993-207 Class H, 6.5% 11/25/23	34,231	34,818
Series 1996-28 Class PK, 6.5% 7/25/25	13,562	13,821
Series 1999-17 Class PG, 6% 4/25/29	96,084	101,310
Series 1999-32 Class PL, 6% 7/25/29	105,771	111,825
Series 1999-33 Class PK, 6% 7/25/29	80,423	84,993
Series 1999-54 Class PH, 6.5% 11/18/29	178,880	189,024
Series 1999-57 Class PH, 6.5% 12/25/29	280,359	293,231
Series 2001-52 Class YZ, 6.5% 10/25/31	11,385	11,991
Series 2003-28 Class KG, 5.5% 4/25/23	12,438	12,656
Series 2005-102 Class CO 11/25/35 (k)	52,280	46,405
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 16.3629% 8/25/35 (b)(j)	13,527	15,946
Series 2005-81 Class PC, 5.5% 9/25/35	145,921	156,475
Series 2006-12 Class BO 10/25/35 (k)	253,563	226,056
Series 2006-15 Class OP 3/25/36 (k)	291,619	253,070
Series 2006-37 Class OW 5/25/36 (k)	26,965	22,837
Series 2006-45 Class OP 6/25/36 (k)	91,911	78,105
Series 2006-62 Class KP 4/25/36 (k)	151,821	132,282
Series 2012-149:
Class DA, 1.75% 1/25/43	396,695	379,902
Class GA, 1.75% 6/25/42	430,332	413,024
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	19,784	20,910
Series 1999-25 Class Z, 6% 6/25/29	89,577	92,860
Series 2001-20 Class Z, 6% 5/25/31	108,358	114,936
Series 2001-31 Class ZC, 6.5% 7/25/31	57,525	60,219
Series 2002-16 Class ZD, 6.5% 4/25/32	37,681	39,761
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.0934% 11/25/32 (b)(i)(j)	119,303	9,828
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	174,026	8,132
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.1834% 12/25/36 (b)(i)(j)	146,920	27,264
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.9834% 5/25/37 (b)(i)(j)	74,293	13,591
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 18.5084% 9/25/23 (b)(j)	1,672	1,775
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.6434% 3/25/33 (b)(i)(j)	17,894	3,299
Series 2005-72 Class ZC, 5.5% 8/25/35	1,185,892	1,220,768
Series 2005-79 Class ZC, 5.9% 9/25/35	652,429	707,302
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 37.8806% 6/25/37 (b)(j)	67,879	116,057
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 36.8606% 7/25/37 (b)(j)	100,902	173,065
Class SB, 39.600% - 1 month U.S. LIBOR 36.8606% 7/25/37 (b)(j)	30,664	45,421
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.8934% 3/25/38 (b)(i)(j)	503,664	78,573
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.5934% 12/25/40 (b)(i)(j)	507,584	68,543
Class ZA, 4.5% 12/25/40	208,970	231,294
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	195,363	7,339
Series 2010-150 Class ZC, 4.75% 1/25/41	2,132,042	2,313,616
Series 2010-95 Class ZC, 5% 9/25/40	4,775,067	5,166,867
Series 2011-39 Class ZA, 6% 11/25/32	355,178	381,823
Series 2011-4 Class PZ, 5% 2/25/41	707,613	751,022
Series 2011-67 Class AI, 4% 7/25/26 (i)	59,490	2,230
Series 2011-83 Class DI, 6% 9/25/26 (i)	6,391	67
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,207,073	74,365
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.1934% 12/25/30 (b)(i)(j)	209,101	6,936
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.0934% 6/25/41 (b)(i)(j)	175,477	4,880
Series 2013-133 Class IB, 3% 4/25/32 (i)	483,846	18,604
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.5934% 1/25/44 (b)(i)(j)	333,666	58,566
Series 2013-51 Class GI, 3% 10/25/32 (i)	335,287	22,812
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.2634% 6/25/35 (b)(i)(j)	422,272	55,704
Series 2015-42 Class IL, 6% 6/25/45 (i)	2,156,266	405,643
Series 2015-70 Class JC, 3% 10/25/45	2,359,004	2,350,283
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	1,163,473	223,534
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.7434% 10/25/47 (b)(i)(j)	12,771,968	2,009,911
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 5.6934% 2/25/48 (b)(i)(j)	31,241,763	4,580,052
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 5.7434% 6/25/48 (b)(i)(j)	7,514,160	1,088,973
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.5934% 11/25/49 (b)(i)(j)	27,340,872	4,709,801
Series 2019-82 Class PI, 4% 6/25/49 (i)	8,573,804	1,295,203
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 5.7434% 8/25/48 (b)(i)(j)	10,451,251	1,511,579
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	78,420	13,682
Series 343 Class 16, 5.5% 5/25/34 (i)	69,134	11,124
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	48,458	10,165
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	28,312	5,061
Class 13, 6% 3/25/34 (i)	44,469	7,852
Series 359 Class 19, 6% 7/25/35 (b)(i)	24,748	4,830
Series 384 Class 6, 5% 7/25/37 (i)	297,608	52,228
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.1966% 1/15/32 (b)(d)	6,289	6,386
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.2966% 3/15/32 (b)(d)	9,468	9,641
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.3966% 3/15/32 (b)(d)	9,499	9,699
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.2966% 6/15/31 (b)(d)	16,551	16,820
Class FG, 1 month U.S. LIBOR + 0.900% 1.2966% 3/15/32 (b)(d)	5,284	5,378
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 0.7466% 8/15/47 (b)(d)	903,768	902,134
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.6466% 5/15/37 (b)(d)	368,028	369,083
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	120,706	127,773
Series 2101 Class PD, 6% 11/15/28	9,943	10,526
Series 2121 Class MG, 6% 2/15/29	47,249	49,980
Series 2131 Class BG, 6% 3/15/29	347,305	367,887
Series 2137 Class PG, 6% 3/15/29	56,513	59,897
Series 2154 Class PT, 6% 5/15/29	93,351	98,940
Series 2162 Class PH, 6% 6/15/29	18,978	20,043
Series 2520 Class BE, 6% 11/15/32	146,060	157,541
Series 2693 Class MD, 5.5% 10/15/33	332,947	344,149
Series 2802 Class OB, 6% 5/15/34	135,305	143,675
Series 3002 Class NE, 5% 7/15/35	360,855	378,167
Series 3110 Class OP 9/15/35 (k)	125,243	117,125
Series 3119 Class PO 2/15/36 (k)	352,721	304,204
Series 3121 Class KO 3/15/36 (k)	51,055	44,691
Series 3123 Class LO 3/15/36 (k)	199,103	172,558
Series 3145 Class GO 4/15/36 (k)	207,045	180,143
Series 3189 Class PD, 6% 7/15/36	309,886	337,939
Series 3225 Class EO 10/15/36 (k)	107,861	92,258
Series 3258 Class PM, 5.5% 12/15/36	135,105	145,204
Series 3415 Class PC, 5% 12/15/37	135,739	141,964
Series 3806 Class UP, 4.5% 2/15/41	631,683	651,020
Series 3832 Class PE, 5% 3/15/41	1,409,185	1,479,502
Series 4135 Class AB, 1.75% 6/15/42	322,076	309,854
Series 4765 Class PE, 3% 12/15/41	207,983	208,715
sequential payer:
Series 2135 Class JE, 6% 3/15/29	23,827	25,063
Series 2274 Class ZM, 6.5% 1/15/31	33,361	34,884
Series 2281 Class ZB, 6% 3/15/30	67,148	70,923
Series 2303 Class ZV, 6% 4/15/31	33,477	35,571
Series 2357 Class ZB, 6.5% 9/15/31	260,492	281,186
Series 2502 Class ZC, 6% 9/15/32	65,094	70,144
Series 2519 Class ZD, 5.5% 11/15/32	95,520	102,046
Series 2546 Class MJ, 5.5% 3/15/23	8,312	8,458
Series 2601 Class TB, 5.5% 4/15/23	3,646	3,712
Series 2998 Class LY, 5.5% 7/15/25	39,172	41,641
Series 3871 Class KB, 5.5% 6/15/41	1,795,439	1,955,229
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.2034% 2/15/36 (b)(i)(j)	99,044	13,781
Series 2013-4281 Class AI, 4% 12/15/28 (i)	491,344	15,738
Series 2017-4683 Class LM, 3% 5/15/47	3,089,939	3,067,531
Series 2017-4720 Class IO, 4% 9/15/47 (i)	10,524,781	1,875,138
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.8034% 8/15/47 (b)(i)(j)	6,628,875	959,487
Series 2018-4765 Class IB, 4% 3/15/48 (i)	9,228,679	1,650,734
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 44.2223% 8/15/24 (b)(j)	4	4
Class SD, 86.400% - 1 month U.S. LIBOR 81.2946% 8/15/24 (b)(j)	6	7
Series 2933 Class ZM, 5.75% 2/15/35	1,506,710	1,651,628
Series 2935 Class ZK, 5.5% 2/15/35	1,258,767	1,356,310
Series 2947 Class XZ, 6% 3/15/35	594,699	645,530
Series 2996 Class ZD, 5.5% 6/15/35	981,037	1,055,204
Series 3237 Class C, 5.5% 11/15/36	1,455,829	1,542,893
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.2634% 11/15/36 (b)(i)(j)	454,770	76,412
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.3534% 3/15/37 (b)(i)(j)	661,742	127,603
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.3634% 4/15/37 (b)(i)(j)	950,609	165,986
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.1834% 6/15/37 (b)(i)(j)	334,601	50,476
Series 3949 Class MK, 4.5% 10/15/34	261,819	271,249
Series 4055 Class BI, 3.5% 5/15/31 (i)	530,871	21,287
Series 4149 Class IO, 3% 1/15/33 (i)	173,969	15,481
Series 4314 Class AI, 5% 3/15/34 (i)	186,204	8,789
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,275,782	108,591
Series 4471 Class PA 4% 12/15/40	1,338,595	1,360,231
target amortization class Series 2156 Class TC, 6.25% 5/15/29	53,466	56,318
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0911% 2/15/24 (b)(d)	9,571	9,596
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	39,286	41,464
Series 2056 Class Z, 6% 5/15/28	93,718	99,083
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 0.6966% 5/15/48 (b)(d)	1,485,050	1,476,807
Series 4386 Class AZ, 4.5% 11/15/40	2,945,757	3,064,496
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,267,913	1,287,809
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.2594% 6/16/37 (b)(i)(j)	183,871	29,989
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7806% 3/20/60 (b)(d)(l)	2,403,881	2,399,854
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.5606% 7/20/60 (b)(d)(l)	330,274	328,170
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4063% 9/20/60 (b)(d)(l)	394,770	392,045
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4063% 8/20/60 (b)(d)(l)	356,490	354,161
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4863% 12/20/60 (b)(d)(l)	906,430	901,740
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6063% 12/20/60 (b)(d)(l)	908,736	906,281
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6063% 2/20/61 (b)(d)(l)	979,400	976,877
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5963% 2/20/61 (b)(d)(l)	1,470,110	1,466,049
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6063% 4/20/61 (b)(d)(l)	847,822	845,504
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6063% 5/20/61 (b)(d)(l)	1,353,353	1,349,688
Class FC, 1 month U.S. LIBOR + 0.500% 0.6063% 5/20/61 (b)(d)(l)	1,001,659	998,925
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6363% 6/20/61 (b)(d)(l)	1,184,771	1,182,223
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6563% 9/20/61 (b)(d)(l)	3,175,092	3,169,312
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7063% 10/20/61 (b)(d)(l)	1,344,175	1,342,851
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.8486% 8/20/42 (b)(d)	814,295	815,858
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8063% 11/20/61 (b)(d)(l)	1,319,168	1,320,197
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8063% 1/20/62 (b)(d)(l)	804,490	804,973
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7363% 1/20/62 (b)(d)(l)	1,134,495	1,134,057
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7363% 3/20/62 (b)(d)(l)	731,958	732,563
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7563% 5/20/61 (b)(d)(l)	21,382	21,389
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6263% 10/20/62 (b)(d)(l)	30,742	30,674
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4663% 3/20/63 (b)(d)(l)	38,587	38,374
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7063% 1/20/64 (b)(d)(l)	942,335	941,417
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7063% 12/20/63 (b)(d)(l)	3,969,448	3,964,789
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6063% 6/20/64 (b)(d)(l)	1,020,819	1,018,133
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4063% 3/20/65 (b)(d)(l)	10,608	10,550
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3863% 5/20/63 (b)(d)(l)	22,365	22,170
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3063% 4/20/63 (b)(d)(l)	21,089	20,898
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5063% 12/20/62 (b)(d)(l)	61,281	60,926
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.9486% 10/20/49 (b)(d)	2,089,203	2,096,297
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.8986% 2/20/49 (b)(d)	4,491,012	4,519,591
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.1029% 12/20/40 (b)(j)	1,801,834	1,839,996
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	79,179	5,294
Series 2016-69 Class WA, 3% 2/20/46	861,971	854,501
Series 2017-134 Class BA, 2.5% 11/20/46	473,985	465,956
Series 2017-153 Class GA, 3% 9/20/47	4,058,177	4,001,195
Series 2017-182 Class KA, 3% 10/20/47	3,188,962	3,160,346
Series 2018-13 Class Q, 3% 4/20/47	4,230,292	4,199,505
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	524,180	531,341
Series 2010-160 Class DY, 4% 12/20/40	3,700,966	3,741,892
Series 2010-170 Class B, 4% 12/20/40	830,793	840,120
Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	114,799	114,652
Series 2017-139 Class BA, 3% 9/20/47	9,145,678	9,075,668
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.0694% 5/16/34 (b)(i)(j)	108,896	14,342
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.7694% 8/17/34 (b)(i)(j)	106,540	18,276
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 37.6166% 6/16/37 (b)(j)	4,949	7,252
Series 2010-116 Class QB, 4% 9/16/40	288,172	293,562
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.5194% 2/16/40 (b)(i)(j)	730,674	82,093
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.5606% 5/20/60 (b)(d)(l)	1,081,604	1,075,076
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.6514% 7/20/41 (b)(i)(j)	346,647	54,453
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.2694% 6/16/42 (b)(i)(j)	396,467	61,174
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.0686% 4/20/39 (b)(j)	25,667	25,810
Series 2013-149 Class MA, 2.5% 5/20/40	3,463,016	3,476,203
Series 2014-2 Class BA, 3% 1/20/44	7,490,767	7,387,439
Series 2014-21 Class HA, 3% 2/20/44	2,751,076	2,718,321
Series 2014-25 Class HC, 3% 2/20/44	4,750,760	4,650,798
Series 2014-5 Class A, 3% 1/20/44	4,173,364	4,115,997
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	32,797	32,202
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.19% 5/20/66 (b)(d)(l)	7,298,134	7,255,205
Series 2017-186 Class HK, 3% 11/16/45	3,995,738	3,935,306
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.04% 8/20/66 (b)(d)(l)	8,178,719	8,111,167
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.235% 5/20/65 (b)(l)	171,770	174,259

TOTAL U.S. GOVERNMENT AGENCY		177,091,372

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $460,852,292)		439,788,362

Commercial Mortgage Securities - 6.1%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.452% 1/15/39 (a)(b)(d)	20,613,000	20,439,482
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.852% 1/15/39 (a)(b)(d)	3,893,000	3,853,373
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.452% 1/15/39 (a)(b)(d)	2,780,000	2,752,109
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	37,129,758
Class ANM, 3.112% 11/5/32 (a)	17,278,000	16,907,487
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,728,240
Class CNM, 3.7186% 11/5/32 (a)(b)	1,604,000	1,516,114
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,762,582
Series 2020-BN25 Class XB, 0.4399% 1/15/63 (b)(i)	31,293,000	955,357
Bayview Commercial Asset Trust Series 2004-1, Class IO, 1.25% 4/25/34 (a)(i)	460,850	18,089
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,367,491
Series 2019-B14 Class XA, 0.7819% 12/15/62 (b)(i)	108,997,057	4,369,354
Series 2020-B17 Class XA, 1.4179% 3/15/53 (b)(i)	109,785,501	8,238,337
Series 2020-B18 Class XA, 1.7916% 7/15/53 (b)(i)	51,164,153	4,937,116
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.447% 11/15/28 (a)(b)(d)	15,266,000	15,113,053
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 1.0681% 3/15/37 (a)(b)(d)	22,825,381	22,639,074
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.0861% 10/15/36 (a)(b)(d)	37,043,000	36,317,772
Class B, 1 month U.S. LIBOR + 0.890% 1.2958% 10/15/36 (a)(b)(d)	5,541,000	5,360,606
Class C, 1 month U.S. LIBOR + 1.090% 1.4956% 10/15/36 (a)(b)(d)	7,417,000	7,129,104
Class D, 1 month U.S. LIBOR + 1.290% 1.6953% 10/15/36 (a)(b)(d)	7,201,000	6,912,465
Class E, 1 month U.S. LIBOR + 1.940% 2.3445% 10/15/36 (a)(b)(d)	25,035,000	24,115,672
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.0493% 5/15/38 (a)(b)(d)	31,100,000	30,321,396
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.3179% 2/15/39 (a)(b)(d)	52,261,000	51,213,355
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.6173% 2/15/39 (a)(b)(d)	15,746,000	15,420,870
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.8667% 2/15/39 (a)(b)(d)	15,746,000	15,411,429
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.2658% 2/15/39 (a)(b)(d)	15,746,000	15,390,851
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.273% 11/15/32 (a)(b)(d)	6,805,000	6,732,434
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.397% 11/15/32 (a)(b)(d)	18,522,161	18,388,166
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.4846% 9/15/37 (a)(b)(d)	8,944,271	8,843,953
Class B, 1 month U.S. LIBOR + 1.320% 1.722% 9/15/37 (a)(b)(d)	10,172,653	9,828,890
Class D, 1 month U.S. LIBOR + 2.620% 3.022% 9/15/37 (a)(b)(d)	7,790,221	6,612,709
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 2.197% 11/15/35 (a)(b)(d)	6,369,513	6,365,674
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.697% 4/15/34 (a)(b)(d)	15,742,000	15,486,597
Class C, 1 month U.S. LIBOR + 1.600% 1.997% 4/15/34 (a)(b)(d)	10,407,000	10,211,584
Class D, 1 month U.S. LIBOR + 1.900% 2.297% 4/15/34 (a)(b)(d)	10,925,000	10,663,681
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.477% 10/15/36 (a)(b)(d)	11,924,650	11,819,675
Class C, 1 month U.S. LIBOR + 1.250% 1.647% 10/15/36 (a)(b)(d)	14,991,450	14,854,753
Class D, 1 month U.S. LIBOR + 1.450% 1.847% 10/15/36 (a)(b)(d)	21,234,700	21,034,391
Class E, 1 month U.S. LIBOR + 1.800% 2.197% 10/15/36 (a)(b)(d)	29,835,850	29,517,678
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.247% 11/15/38 (a)(b)(d)	34,500,000	34,037,255
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.0329% 10/15/26 (a)(b)(d)	32,600,000	31,620,406
floater sequential payer Series 2021-SOAR Class A, 1.067% 6/15/38 (a)(b)	36,700,000	35,918,345
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.397% 4/15/34 (a)(b)(d)	29,901,000	29,565,624
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.317% 10/15/36 (a)(b)(d)	15,099,698	15,033,944
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 1.467% 12/15/37 (a)(b)(d)	6,700,000	6,672,513
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	66,149,222	62,563,921
Class A2, 1.99% 7/15/60 (a)	25,883,850	23,819,144
Series 2021-1A Class A1, 1.53% 3/15/61 (a)	47,948,455	44,598,368
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.3466% 11/15/36 (a)(b)(d)	12,876,000	12,730,935
Class B, 1 month U.S. LIBOR + 1.250% 1.6466% 11/15/36 (a)(b)(d)	6,900,000	6,813,237
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.517% 6/15/34 (a)(b)(d)	41,992,492	41,569,745
Class B, 1 month U.S. LIBOR + 1.500% 1.897% 6/15/34 (a)(b)(d)	7,406,936	7,295,082
Class C, 1 month U.S. LIBOR + 1.750% 2.147% 6/15/34 (a)(b)(d)	8,366,929	8,156,344
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class B, 1 month U.S. LIBOR + 1.900% 2.297% 8/15/36 (a)(b)(d)	4,569,807	4,453,042
Class C, 1 month U.S. LIBOR + 2.300% 2.697% 8/15/36 (a)(b)(d)	3,929,250	3,815,813
Class D, 1 month U.S. LIBOR + 3.050% 3.447% 8/15/36 (a)(b)(d)	4,851,750	4,689,584
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	7,134,214
Series 2019-GC41 Class XA, 1.0554% 8/10/56 (b)(i)	52,026,372	2,984,321
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	2,005,043
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,553,057
Series 2012-CR1 Class AM, 3.912% 5/15/45	665,761	664,800
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.377% 5/15/36 (a)(b)(d)	44,040,000	43,802,197
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	8,470,828	8,064,211
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	18,118,543
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,483,189
Class C, 4.782% 4/15/36 (a)(b)	3,781,000	3,677,390
Class D, 4.782% 4/15/36 (a)(b)	7,560,000	7,188,370
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 1.098% 11/15/38 (a)(b)(d)	51,838,000	50,829,004
Class B, 1 month U.S. LIBOR + 1.120% 1.5172% 11/15/38 (a)(b)(d)	6,300,000	6,169,651
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.477% 7/15/38 (a)(b)(d)	16,550,142	16,352,682
Class B, 1 month U.S. LIBOR + 1.380% 1.777% 7/15/38 (a)(b)(d)	9,425,988	9,302,312
Class C, 1 month U.S. LIBOR + 1.700% 2.097% 7/15/38 (a)(b)(d)	6,949,231	6,848,884
Class D, 1 month U.S. LIBOR + 2.250% 2.647% 7/15/38 (a)(b)(d)	14,052,514	13,840,794
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2997% 1/25/31 (b)(d)	20,504,323	20,504,323
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2997% 2/25/31 (b)(d)	35,158,488	34,799,899
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 4/25/31 (b)(d)	37,674,000	37,674,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2797% 5/25/28 (b)(d)	32,688,475	32,688,475
Series 2021-F114 Class A/S, 0.2697% 5/25/31 (b)	73,132,000	72,305,769
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2597% 6/25/31 (b)(d)	65,300,312	65,300,312
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2297% 8/25/28 (b)(d)	13,350,000	13,216,164
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2697% 10/25/31 (b)(d)	68,795,000	68,017,334
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,000	1,407,670
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 2.097% 9/15/31 (a)(b)(d)	9,342,196	9,291,187
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.347% 10/15/36 (a)(b)(d)	21,765,000	21,351,315
Class B, 1 month U.S. LIBOR + 1.150% 1.547% 10/15/36 (a)(b)(d)	3,364,000	3,293,357
Class C, 1 month U.S. LIBOR + 1.550% 1.947% 10/15/36 (a)(b)(d)	2,773,000	2,693,703
Series 2011-GC5 Class A/S, 5.1634% 8/10/44 (a)(b)	5,674,976	5,685,107
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	14,987,964
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,021,122
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	5,637,475	5,646,327
Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,708,048
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,558,000	1,556,617
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.397% 9/15/29 (a)(b)(d)	12,313,855	12,252,242
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (a)	14,000,000	14,017,937
Series 2012-CBX Class A/S, 4.2707% 6/15/45	3,100,000	3,102,165
Series 2013-C10 Class A/S, 3.3715% 12/15/47	4,900,000	4,927,387
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,832,700
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,483,463
Class DFX, 5.3503% 7/5/33 (a)	5,907,000	5,957,210
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	7,252,778
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.097% 3/15/38 (a)(b)(d)	30,384,590	29,700,038
Class B, 1 month U.S. LIBOR + 0.880% 1.277% 3/15/38 (a)(b)(d)	7,331,974	7,093,352
Class C, 1 month U.S. LIBOR + 1.100% 1.497% 3/15/38 (a)(b)(d)	4,613,079	4,457,185
Class D, 1 month U.S. LIBOR + 1.400% 1.797% 3/15/38 (a)(b)(d)	6,416,829	6,199,971
Class E, 1 month U.S. LIBOR + 1.750% 2.147% 3/15/38 (a)(b)(d)	5,605,879	5,388,368
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.097% 7/15/38 (a)(b)(d)	17,747,000	17,412,698
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 1.198% 4/15/38 (a)(b)(d)	33,700,000	33,151,677
Morgan Stanley BAML Trust:
sequential payer:
Series 2016-C28 Class A3, 3.272% 1/15/49	27,128,074	26,783,448
Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	36,217,794
Series 2012-C5 Class A/S, 3.792% 8/15/45	12,500,000	12,509,054
Series 2012-C6 Class A/S, 3.476% 11/15/45	11,700,000	11,721,975
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.647% 8/15/33 (a)(b)(d)	625,292	621,555
Class C, 1 month U.S. LIBOR + 1.500% 1.897% 8/15/33 (a)(b)(d)	1,505,393	1,492,312
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	42,970,000	42,178,553
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	12,370,351
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	5,415,000	5,223,285
Class C, 3.1771% 11/10/36 (a)(b)	5,196,000	4,947,462
Series 2021-L6 Class XA, 1.2359% 6/15/54 (b)(i)	49,003,267	3,768,047
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.6117% 12/15/37 (a)(b)(d)	8,480,551	8,369,200
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	514,117	579,152
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 1.197% 4/15/36 (a)(b)(d)	12,400,000	12,234,522
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.3012% 2/15/39 (a)(b)(d)	9,333,000	9,268,396
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.9512% 2/15/39 (a)(b)(d)	4,854,000	4,831,123
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.1274% 11/15/38 (a)(b)(d)	35,261,000	34,531,327
Class B, 1 month U.S. LIBOR + 1.070% 1.4764% 11/15/38 (a)(b)(d)	20,195,000	19,726,415
Class C, 1 month U.S. LIBOR + 1.320% 1.7256% 11/15/38 (a)(b)(d)	12,543,000	12,204,416
Class D, 1 month U.S. LIBOR + 1.570% 1.9748% 11/15/38 (a)(b)(d)	8,243,000	7,989,636
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	29,470,000	26,200,153
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,400,000	1,235,224
Class X, 0.4294% 10/10/42 (a)(b)(i)	40,100,000	1,237,642
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.597% 5/15/31 (a)(b)(d)	19,889,000	19,665,931
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	16,149,439
Series 2016-LC24 Class A3, 2.684% 10/15/49	18,453,255	17,955,691
Series 2018-C46 Class XA, 0.935% 8/15/51 (b)(i)	53,249,552	1,967,699
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	14,530,588
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,998,493
Series 2012-C8 Class A/S, 3.66% 8/15/45	11,619,000	11,620,335
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,139,008,043)		2,091,559,767

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,425,123
7.55% 4/1/39	28,540,000	42,320,453
Series 2010, 7.625% 3/1/40	1,640,000	2,414,105
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,947,071
Series 2012 B, 5.432% 1/1/42	6,950,000	7,206,456
Series 2009 E:
6.05% 1/1/29	240,000	253,218
6.05% 1/1/29 (Pre-Refunded to 1/1/23 @ 100)	10,000	10,292
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	11,637,818	11,845,226
5.1% 6/1/33	20,175,000	21,454,244
Series 2010-1, 6.63% 2/1/35	45,930,000	51,542,862
Series 2010-3:
6.725% 4/1/35	39,580,000	44,887,061
7.35% 7/1/35	18,315,000	21,299,272
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	38,152,238
TOTAL MUNICIPAL SECURITIES
(Cost $253,714,805)		253,757,621

Foreign Government and Government Agency Obligations - 0.2%
Panamanian Republic 3.298% 1/19/33	$50,825,000	$48,741,175
State of Qatar:
3.4% 4/16/25 (a)	7,320,000	7,438,950
4.4% 4/16/50 (a)	13,195,000	14,794,894
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $71,325,736)		70,975,019

Bank Notes - 0.2%
Discover Bank:
3.35% 2/6/23	$5,980,000	$6,037,493
4.682% 8/9/28 (b)	23,162,000	23,487,476
KeyBank NA 6.95% 2/1/28	850,000	984,930
Regions Bank 6.45% 6/26/37	30,566,000	37,940,426
TOTAL BANK NOTES
(Cost $65,219,988)		68,450,325
	Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.31% (m)	1,546,906,890	$1,547,216,271
Fidelity Securities Lending Cash Central Fund 0.31% (m)(n)	957,628,100	957,723,863
TOTAL MONEY MARKET FUNDS
(Cost $2,504,935,911)		2,504,940,134
TOTAL INVESTMENT IN SECURITIES - 111.5%
(Cost $39,337,564,412)		38,101,601,766
NET OTHER ASSETS (LIABILITIES) - (11.5)%		(3,939,310,795)
NET ASSETS - 100%		$34,162,290,971

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 4/1/52	$(13,700,000)	$(13,026,355)
2% 4/1/52	(57,350,000)	(54,530,032)
3% 4/1/52	(93,200,000)	(92,122,683)
3.5% 4/1/52	(14,700,000)	(14,786,449)
3.5% 4/1/52	(14,200,000)	(14,283,509)
3.5% 4/1/52	(14,400,000)	(14,484,685)

TOTAL GINNIE MAE		(203,233,713)

Uniform Mortgage Backed Securities
1.5% 4/1/37	(13,800,000)	(13,086,928)
1.5% 4/1/52	(62,550,000)	(55,800,417)
2% 4/1/37	(26,000,000)	(25,245,605)
2% 4/1/37	(28,600,000)	(27,770,165)
2% 4/1/37	(14,000,000)	(13,593,787)
2% 4/1/37	(9,150,000)	(8,884,511)
2% 4/1/37	(28,700,000)	(27,867,264)
2% 4/1/37	(21,500,000)	(20,876,173)
2% 4/1/52	(14,400,000)	(13,365,225)
2% 4/1/52	(21,700,000)	(20,140,651)
2% 4/1/52	(118,600,000)	(110,077,475)
2% 4/1/52	(29,000,000)	(26,916,077)
2% 4/1/52	(8,700,000)	(8,074,823)
2% 4/1/52	(27,400,000)	(25,431,052)
2.5% 4/1/52	(84,550,000)	(80,679,200)
2.5% 4/1/52	(32,700,000)	(31,202,955)
2.5% 4/1/52	(32,500,000)	(31,012,111)
2.5% 4/1/52	(20,100,000)	(19,179,798)
2.5% 4/1/52	(5,100,000)	(4,866,516)
2.5% 4/1/52	(29,200,000)	(27,863,189)
2.5% 4/1/52	(10,200,000)	(9,733,032)
3% 4/1/52	(5,400,000)	(5,283,141)
3% 4/1/52	(10,800,000)	(10,566,282)
3% 4/1/52	(15,200,000)	(14,871,063)
3.5% 4/1/52	(2,300,000)	(2,304,133)
3.5% 4/1/52	(30,500,000)	(30,554,805)
3.5% 4/1/52	(11,500,000)	(11,520,664)
3.5% 4/1/52	(9,550,000)	(9,567,160)
3.5% 4/1/52	(14,200,000)	(14,225,516)
3.5% 4/1/52	(14,400,000)	(14,425,875)
4% 4/1/52	(14,200,000)	(14,491,773)
4% 4/1/52	(14,400,000)	(14,695,882)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(744,173,248)

TOTAL TBA SALE COMMITMENTS
(Proceeds $952,267,410)		$(947,406,961)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	642	June 2022	$78,885,750	$(6,584)	$(6,584)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	207	June 2022	23,740,313	570	570
TOTAL PURCHASED					(6,014)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	370	June 2022	78,411,094	583,558	583,558
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,508	June 2022	226,294,250	6,922,554	6,922,554
TOTAL SOLD					7,506,112
TOTAL FUTURES CONTRACTS					$7,500,098

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$10,550,000	$18,902	$35,011	$53,913
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,100,000	19,888	10,488	30,376
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,100,000	3,763	(3,175)	588
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	10,600,000	18,992	(42,938)	(23,946)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,990,000	16,107	(49,119)	(33,012)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	15,550,000	27,861	(110,497)	(82,636)

TOTAL CREDIT DEFAULT SWAPS						$105,513	$(160,230)	$(54,717)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx (3)	Annual	LCH	Jun. 2024	$98,257,000	$(1,220,028)	$0	$(1,220,028)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx (3)	Annual	LCH	Jun. 2027	41,458,000	(963,243)	0	(963,243)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx (3)	Annual	LCH	Jun. 2029	10,314,000	(247,639)	0	(247,639)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx (3)	Annual	LCH	Jun. 2052	3,090,000	(108,582)	0	(108,582)

TOTAL INTEREST RATE SWAPS							$(2,539,492)	$0	$(2,539,492)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,490,251,027 or 16.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,490,152.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $46,953,136.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,776,282.

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$3,710,034,505	$5,304,389,849	$7,467,208,084	$1,215,198	$--	$1	$1,547,216,271	3.0%
Fidelity Securities Lending Cash Central Fund 0.31%	841,382,960	6,065,904,824	5,949,563,921	431,448	--	--	957,723,863	2.1%
Total	$4,551,417,465	$11,370,294,673	$13,416,772,005	$1,646,646	$--	$1	$2,504,940,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$11,529,117,741	$--	$11,529,117,741	$--
U.S. Government and Government Agency Obligations	11,816,153,588	--	11,816,153,588	--
U.S. Government Agency - Mortgage Securities	7,230,892,685	--	7,230,892,685	--
Asset-Backed Securities	2,095,966,524	--	2,095,966,524	--
Collateralized Mortgage Obligations	439,788,362	--	439,788,362	--
Commercial Mortgage Securities	2,091,559,767	--	2,091,559,767	--
Municipal Securities	253,757,621	--	253,757,621	--
Foreign Government and Government Agency Obligations	70,975,019	--	70,975,019	--
Bank Notes	68,450,325	--	68,450,325	--
Money Market Funds	2,504,940,134	2,504,940,134	--	--
Total Investments in Securities:	$38,101,601,766	$2,504,940,134	$35,596,661,632	$--
Derivative Instruments:
Assets
Futures Contracts	$7,506,682	$7,506,682	$--	$--
Swaps	105,513	--	105,513	--
Total Assets	$7,612,195	$7,506,682	$105,513	$--
Liabilities
Futures Contracts	$(6,584)	$(6,584)	$--	$--
Swaps	(2,539,492)	--	(2,539,492)	--
Total Liabilities	$(2,546,076)	$(6,584)	$(2,539,492)	$--
Total Derivative Instruments:	$5,066,119	$7,500,098	$(2,433,979)	$--
Other Financial Instruments:
TBA Sale Commitments	$(947,406,961)	$--	$(947,406,961)	$--
Total Other Financial Instruments:	$(947,406,961)	$--	$(947,406,961)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$105,513	$0
Total Credit Risk	105,513	0
Interest Rate Risk
Futures Contracts(b)	7,506,682	(6,584)
Swaps(c)	0	(2,539,492)
Total Interest Rate Risk	7,506,682	(2,546,076)
Total Value of Derivatives	$7,612,195	$(2,546,076)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Cayman Islands	4.6%
United Kingdom	1.8%
Mexico	1.3%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $938,671,915) — See accompanying schedule: Unaffiliated issuers (cost $36,832,628,501)	$35,596,661,632
Fidelity Central Funds (cost $2,504,935,911)	2,504,940,134
Total Investment in Securities (cost $39,337,564,412)		$38,101,601,766
Cash		7,763,230
Receivable for investments sold		61,618,141
Receivable for TBA sale commitments		952,267,410
Receivable for fund shares sold		38,435
Interest receivable		192,522,300
Distributions receivable from Fidelity Central Funds		271,997
Receivable for daily variation margin on centrally cleared OTC swaps		59,928
Bi-lateral OTC swaps, at value		105,513
Other receivables		3,912
Total assets		39,316,252,632
Liabilities
Payable for investments purchased
Regular delivery	$297,832,925
Delayed delivery	2,943,542,164
TBA sale commitments, at value	947,406,961
Payable for swaps	3,175
Payable for fund shares redeemed	6,367,986
Distributions payable	12,073
Payable for daily variation margin on futures contracts	1,067,821
Other payables and accrued expenses	4,693
Collateral on securities loaned	957,723,863
Total liabilities		5,153,961,661
Net Assets		$34,162,290,971
Net Assets consist of:
Paid in capital		$35,547,796,873
Total accumulated earnings (loss)		(1,385,505,902)
Net Assets		$34,162,290,971
Net Asset Value, offering price and redemption price per share ($34,162,290,971 ÷ 318,994,876 shares)		$107.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Interest		$372,548,906
Income from Fidelity Central Funds (including $431,448 from security lending)		1,646,646
Total income		374,195,552
Expenses
Custodian fees and expenses	$(9,046)
Independent directors' fees and expenses	56,822
Miscellaneous	271
Total expenses before reductions	48,047
Expense reductions	(1,973)
Total expenses after reductions		46,074
Net investment income (loss)		374,149,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,922,105)
Futures contracts	10,562,979
Swaps	(5,455,863)
Total net realized gain (loss)		(41,814,989)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,222,743,667)
Fidelity Central Funds	1
Futures contracts	2,595,439
Swaps	(1,688,651)
TBA sale commitments	2,573,600
Total change in net unrealized appreciation (depreciation)		(2,219,263,278)
Net gain (loss)		(2,261,078,267)
Net increase (decrease) in net assets resulting from operations		$(1,886,928,789)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$374,149,478	$689,934,552
Net realized gain (loss)	(41,814,989)	32,724,153
Change in net unrealized appreciation (depreciation)	(2,219,263,278)	(365,983,008)
Net increase (decrease) in net assets resulting from operations	(1,886,928,789)	356,675,697
Distributions to shareholders	(380,379,748)	(1,366,019,389)
Affiliated share transactions
Proceeds from sales of shares	3,722,906,784	4,772,576,629
Reinvestment of distributions	380,367,383	1,366,019,389
Cost of shares redeemed	(636,001,503)	(1,303,472,762)
Net increase (decrease) in net assets resulting from share transactions	3,467,272,664	4,835,123,256
Total increase (decrease) in net assets	1,199,964,127	3,825,779,564
Net Assets
Beginning of period	32,962,326,844	29,136,547,280
End of period	$34,162,290,971	$32,962,326,844
Other Information
Shares
Sold	33,408,692	41,207,631
Issued in reinvestment of distributions	3,400,421	11,786,609
Redeemed	(5,692,023)	(11,186,877)
Net increase (decrease)	31,117,090	41,807,363

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$114.50	$118.41	$112.59	$105.24	$108.86	$110.23
Income from Investment Operations
Net investment income (loss)A,B	1.020	2.569	3.127	3.512	3.276	2.761
Net realized and unrealized gain (loss)	(7.173)	(1.197)	6.011	7.580	(3.786)	(1.152)
Total from investment operations	(6.153)	1.372	9.138	11.092	(.510)	1.609
Distributions from net investment income	(1.257)	(2.615)	(3.192)	(3.742)	(3.059)	(2.868)
Distributions from net realized gain	–	(2.667)	(.126)	–	(.051)	(.111)
Total distributions	(1.257)	(5.282)	(3.318)	(3.742)	(3.110)	(2.979)
Net asset value, end of period	$107.09	$114.50	$118.41	$112.59	$105.24	$108.86
Total ReturnC,D	(5.42)%	1.18%	8.24%	10.75%	(.47)%	1.52%
Ratios to Average Net AssetsB,E,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.82%H	2.22%	2.72%	3.27%	3.07%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$34,162,291	$32,962,327	$29,136,547	$26,647,348	$8,167,488	$7,424,984
Portfolio turnover rateI	184%H	245%	204%J	186%J	73%	98%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$231,719,315
Gross unrealized depreciation	(1,458,087,731)
Net unrealized appreciation (depreciation)	$(1,226,368,416)
Tax cost	$39,337,736,520

The Fund elected to defer to its next fiscal year approximately $70,066,787 of capital losses recognized during the period November 1, 2020 to September 30, 2021.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$207,050	$(107,451)
Total Credit Risk	$207,050	$(107,451)
Interest Rate Risk
Futures Contracts	$10,562,979	$2,595,439
Swaps	(5,662,913)	(1,581,200)
Total Interest Rate Risk	4,900,066	1,014,239
Totals	$5,107,116	$906,788

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	18,173,276,005	18,009,168,373

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Central Fund	$45,851	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,973.

9. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Investment Grade Bond Central Fund	.0003%
Actual		$1,000.00	$945.80	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TP1-SANN-0522
1.807412.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022